Commitments & Contingencies		3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Alignment Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares and Alignment Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering requiring the Company to register such securities for resale (in the case of the founder shares and alignment shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company will grant the underwriters a
45-day
option from the date of the final prospectus relating to the Proposed Public Offering to purchase up to 7,500,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price less the underwriting discounts and commissions.
The underwriters will be entitled to a cash underwriting discount of $0.20 per Unit, or $10,000,000 in the aggregate (or $11,500,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $17,500,000 in the aggregate (or $20,125,000 in the aggregate if the underwriters’ over-allotment option is exercised in full). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 6. COMMITMENTS & CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Alignment Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares and Alignment Shares) are entitled to registration rights pursuant to a registration rights agreement (the “Registration Rights Agreement”) requiring the Company to register such securities for resale (in the case of the Founder Shares and Alignment Shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statement filed subsequent to the completion of a Business Combination. However, the Registration Rights Agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statement.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $24,150,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
On February 25, 2021, the Company entered into a forward purchase agreement (the “FPA”) with Cannae Holdings, Inc. (“Cannae”). Pursuant to the FPA, Cannae agreed to purchase 5,000,000 Class A ordinary shares, plus an aggregate of 1,250,000 redeemable warrants to purchase one
Class A ordinary shares at $11.50 per share, for an aggregate purchase price of $50,000,000, or $10.00 for one Class A ordinary share
and
one-fourth of
one warrant,
in a private placement to occur concurrently with the closing of a Business Combination. The warrants to be sold as part of the FPA will be identical to the warrants underlying the Units sold in the IPO. On May 10, 2021, the FPA was terminated in connection with the Company’s Pending Business Combination. See Note 10 for further discussion.